Measurement basis of financial assets and liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Measurement basis of financial assets and liabilities	Note 16: Measurement basis of financial assets and liabilities
The accounting policies in note 2 describe how different classes of financial instruments are measured, and how income and expenses, including fair value gains and losses, are recognised. The following table analyses the carrying amounts of the financial assets and liabilities by category and by balance sheet heading.

	Derivatives designated as hedging instruments £m	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss £m	At fair value through other comprehensive income £m	Held at amortised cost £m	Insurance- related contracts £m
At 31 December 2024		Held for trading £m	Other £m					Total £m
Financial assets
Cash and balances at central banks	–	–	–	–	–	62,705	–	62,705
Financial assets at fair value through profit or loss	–	25,450	190,475	–	–	–	–	215,925
Derivative financial instruments	48	24,017	–	–	–	–	–	24,065
Loans and advances to banks	–	–	–	–	–	7,900	–	7,900
Loans and advances to customers	–	–	–	–	–	459,857	–	459,857
Reverse repurchase agreements	–	–	–	–	–	49,476	–	49,476
Debt securities	–	–	–	–	–	14,544	–	14,544
Financial assets at amortised cost	–	–	–	–	–	531,777	–	531,777
Financial assets at fair value through other comprehensive income	–	–	–	–	30,690	–	–	30,690
Other	–	–	–	–	–	173	5,481	5,654
Total financial assets	48	49,467	190,475	–	30,690	594,655	5,481	870,816
Financial liabilities
Deposits from banks	–	–	–	–	–	6,158	–	6,158
Customer deposits	–	–	–	–	–	482,745	–	482,745
Repurchase agreements at amortised cost	–	–	–	–	–	37,760	–	37,760
Financial liabilities at fair value through profit or loss	–	22,981	–	4,630	–	–	–	27,611
Derivative financial instruments	355	21,321	–	–	–	–	–	21,676
Notes in circulation	–	–	–	–	–	2,121	–	2,121
Debt securities in issue at amortised cost	–	–	–	–	–	70,834	–	70,834
Liabilities arising from insurance and participating investment contracts	–	–	–	–	–	–	122,064	122,064
Liabilities arising from non-participating investment contracts	–	–	–	51,228	–	–	–	51,228
Other	–	–	–	–	–	1,708	5,278	6,986
Subordinated liabilities	–	–	–	–	–	10,089	–	10,089
Total financial liabilities	355	44,302	–	55,858	–	611,415	127,342	839,272
Offsetting of financial assets and liabilities

				Related amounts where set off in the balance sheet not permitted[1]			Potential net amounts if offset of related amounts permitted £m
At 31 December 2024	Gross amounts of assets and liabilities £m	Amount offset in the balance sheet[2] £m	Net amounts presented in the balance sheet £m	Cash collateral (received)/ pledged £m	Non-cash collateral (received)/ pledged £m	Master netting and similar agreements £m
Derivative assets	60,118	(36,053)	24,065	(4,071)	(4,139)	(10,522)	5,333
Derivative liabilities	(60,150)	38,474	(21,676)	3,853	1,514	10,522	(5,787)
Net position	(32)	2,421	2,389	(218)	(2,625)	–	(454)
Reverse repurchase agreements held at fair value	35,463	(14,997)	20,466	362	(20,389)	–	439
Repurchase agreements held at fair value	(35,561)	14,997	(20,564)	31	19,991	–	(542)
Net position	(98)	–	(98)	393	(398)	–	(103)
Reverse repurchase agreements held at amortised cost	60,282	(10,806)	49,476	257	(49,341)	–	392
Repurchase agreements held at amortised cost	(48,566)	10,806	(37,760)	8	37,427	–	(325)
Net position	11,716	–	11,716	265	(11,914)	–	67
1The Group enters into derivatives and repurchase and reverse repurchase agreements with various counterparties which are governed by industry standard master netting agreements.
The Group holds and provides cash and securities collateral in respect of derivative transactions covered by these agreements. The right to set off balances under these master netting agreements or to set off cash and securities collateral only arises in the event of non-payment or default and, as a result, these arrangements do not qualify for offsetting under IAS 32.
2The amounts offset in the balance sheet as shown above meet the criteria for offsetting under IAS 32.
The format of the table above has been updated to give a clearer view of the net exposures of the Group.
Note 16: Measurement basis of financial assets and liabilities continued

	Derivatives designated as hedging instruments £m	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss £m	At fair value through other comprehensive income £m	Held at amortised cost £m	Insurance- related contracts £m
At 31 December 2023		Held for trading £m	Other £m					Total £m
Financial assets
Cash and balances at central banks	–	–	–	–	–	78,110	–	78,110
Financial assets at fair value through profit or loss	–	21,638	181,680	–	–	–	–	203,318
Derivative financial instruments	103	22,253	–	–	–	–	–	22,356
Loans and advances to banks	–	–	–	–	–	10,764	–	10,764
Loans and advances to customers	–	–	–	–	–	449,745	–	449,745
Reverse repurchase agreements	–	–	–	–	–	38,771	–	38,771
Debt securities	–	–	–	–	–	15,355	–	15,355
Financial assets at amortised cost	–	–	–	–	–	514,635	–	514,635
Financial assets at fair value through other comprehensive income	–	–	–	–	27,592	–	–	27,592
Other	–	–	–	–	–	299	443	742
Total financial assets	103	43,891	181,680	–	27,592	593,044	443	846,753
Financial liabilities
Deposits from banks	–	–	–	–	–	6,153	–	6,153
Customer deposits	–	–	–	–	–	471,396	–	471,396
Repurchase agreements at amortised cost	–	–	–	–	–	37,703	–	37,703
Financial liabilities at fair value through profit or loss	–	19,631	–	5,283	–	–	–	24,914
Derivative financial instruments	505	19,644	–	–	–	–	–	20,149
Notes in circulation	–	–	–	–	–	1,392	–	1,392
Debt securities in issue at amortised cost	–	–	–	–	–	75,592	–	75,592
Liabilities arising from insurance and participating investment contracts	–	–	–	–	–	–	120,123	120,123
Liabilities arising from non-participating investment contracts	–	–	–	44,978	–	–	–	44,978
Other	–	–	–	–	–	1,960	8	1,968
Subordinated liabilities	–	–	–	–	–	10,253	–	10,253
Total financial liabilities	505	39,275	–	50,261	–	604,449	120,131	814,621
Offsetting of financial assets and liabilities

		Amount offset in the balance sheet[2] £m		Related amounts where set off in the balance sheet not permitted[1]			Potential net amounts if offset of related amounts permitted £m
At 31 December 2023	Gross amounts of assets and liabilities £m		Net amounts presented in the balance sheet £m	Cash collateral (received)/ pledged £m	Non-cash collateral (received)/ pledged £m	Master netting and similar agreements £m
Derivative assets	61,820	(39,464)	22,356	(3,361)	(2,869)	(9,862)	6,264
Derivative liabilities	(62,273)	42,124	(20,149)	4,146	2,905	9,862	(3,236)
Net position	(453)	2,660	2,207	785	36	–	3,028
Reverse repurchase agreements held at fair value	29,778	(12,365)	17,413	(75)	(17,226)	–	112
Repurchase agreements held at fair value	(30,422)	12,365	(18,057)	(102)	18,043	–	(116)
Net position	(644)	–	(644)	(177)	817	–	(4)
Reverse repurchase agreements held at amortised cost	46,157	(7,386)	38,771	71	(38,581)	–	261
Repurchase agreements held at amortised cost	(45,089)	7,386	(37,703)	(60)	37,715	–	(48)
Net position	1,068	–	1,068	11	(866)	–	213
1The Group enters into derivatives and repurchase and reverse repurchase agreements with various counterparties which are governed by industry standard master netting agreements.
The Group holds and provides cash and securities collateral in respect of derivative transactions covered by these agreements. The right to set off balances under these master netting agreements or to set off cash and securities collateral only arises in the event of non-payment or default and, as a result, these arrangements do not qualify for offsetting under IAS 32.
2The amounts offset in the balance sheet as shown above meet the criteria for offsetting under IAS 32.
The format of the table above has been updated to give a clearer view of the net exposures of the Group.